Business combination (Details 28) - NTERSOL Group - BRL (R$) R$ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	R$ 418,007
Less: Balances acquired – Cash and cash equivalents	(17,870)
Net outflow of cash - investing activities	R$ 400,137	R$ 400,137	R$ 0	R$ 0